Document and Entity Information	12 Months Ended
Mar. 31, 2024 shares
IFRS Statement [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Mar. 31, 2024
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41937
Entity Registrant Name	Psyence Biomedical Ltd.
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	121 Richmond Street West
Entity Address, Adress Line Two	Penthouse Suite 1300
Entity Address, City or Town	Toronto
Entity Address State Or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5H 2K1
Entity Common Stock, Shares Outstanding	13,390,659
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	MNP LLP
Auditor Location	Toronto, Canada
Auditor Firm ID	1930
Entity Central Index Key	0001985062
Document Fiscal Period Focus	FY
Amendment Flag	false
Common shares, without par value
IFRS Statement [Line Items]
Title of 12(b) Security	Common shares, without par value
Trading Symbol	PBM
Security Exchange Name	NASDAQ
Warrants, each exercisable to purchase one Common Share at an exercise price of $11.50 per share
IFRS Statement [Line Items]
Title of 12(b) Security	Warrants, each exercisable topurchase one Common Share at anexercise price of $11.50 per share
Trading Symbol	PBMWW
Security Exchange Name	NASDAQ
Business Contact
IFRS Statement [Line Items]
Contact Personnel Name	Neil Maresky
Entity Address, Address Line One	121 Richmond Street West
Entity Address, Adress Line Two	Penthouse Suite 1300
Entity Address, City or Town	Toronto
Entity Address State Or Province	ON
Entity Address, Postal Zip Code	M5H 2K1
Country Region	+1
City Area Code	416
Local Phone Number	346-7764